INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME
Revenues		$ 19,359	$ 21,055
Operating costs and expenses:
Cost of revenue		(14,984)	(19,696)
Sales and marketing expenses		(22)	(89)
General and administrative expenses		(6,721)	(10,868)
Service development expenses		(69)	(161)
Total operating costs and expenses		(21,796)	(30,814)
Other operating income		7
Other operating expenses		(53)	(302)
Net gain on disposal of cryptocurrency assets			4,611
Impairment of cryptocurrency assets			(1,426)
Changes in fair value of cryptocurrency assets		1,974
Operating loss from continuing operations		(509)	(6,876)
Other income, net		138	541
Interest income		1	42
Gain from equity method investments		133	325
Gain from disposal of long-term investments			614
Gain from short-term investments		155
Changes in fair value of derivative instruments		103	275
(Loss) income from continuing operations		21	(5,079)
Net (loss) income from continuing operations		21	(5,079)
(Loss) income from discontinued operations, net of applicable income taxes		240	(772)
Gain on disposal of discontinued operations, net of applicable income taxes		18,687
Net (loss) income from discontinued operations, net of applicable income taxes		18,927	(772)
Net (loss) income		18,948	(5,851)
Other comprehensive loss:
Foreign currency translation loss		(115)	(440)
Other comprehensive loss, net of tax		(115)	(440)
Comprehensive (loss) income		$ 18,833	$ (6,291)
(Losses) earnings per share-Basic and Diluted
Net (loss) income from continuing operations - basic (in dollars per share)		$ 0.00	$ (0.01)
Net (loss) income from continuing operations - diluted (in dollars per share)		0.00	(0.01)
Net (loss) income from discontinued operations - basic (in dollars per share)		0.02	0.00
Net (loss) income from discontinued operations - diluted (in dollars per share)		0.02	0.00
Net (loss) income - basic (in dollars per share)		0.02	(0.01)
Net (loss) income - diluted (in dollars per share)		0.02	(0.01)
(Losses) earnings per ADS*-Basic and Diluted
Net (loss) income from continuing operations, basic (in dollars per share)	[1]	0.00	(0.47)
Net (loss) income from continuing operations, diluted (in dollars per share)		0.00	(0.47)
Net (loss) income from discontinued operations - basic (in dollars per share)	[1]	1.69	(0.07)
Net (loss) income from discontinued operations - diluted (in dollars per share)		1.69	(0.07)
Net (loss) income- basic (in dollars per share)	[1]	1.69	(0.54)
Net (loss) income - diluted (in dollars per share)		$ 1.69	$ (0.54)
Weighted average number of Class A and Class B ordinary shares outstanding:
Basic		1,119,383,655	1,093,318,465
Diluted		1,119,383,655	1,093,318,465

[1]	* American Depositary Shares, which are traded on the NYSE. Each ADS represents one hundred Class A ordinary shares of the Company.